Schedule of deferred revenue, by type (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Total deferred revenue	₨ 2,511	₨ 2,390
Loyalty Program [member]
IfrsStatementLineItems [Line Items]
Total deferred revenue	₨ 2,511	₨ 2,390